Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
SEC Form	dei_DocumentType	497
Period end date	dei_DocumentPeriodEndDate	Jan. 31, 2023
Registrant Name	dei_EntityRegistrantName	EATON VANCE MUTUAL FUNDS TRUST
Registrant CIK	dei_EntityCentralIndexKey	0000745463
Amendment Flag	dei_AmendmentFlag	false
Risk/Return	rr_RiskReturnHeading	Supplement to Prospectus dated June 1, 2023
Parametric Emerging Markets Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Document Effective Date	dei_DocumentEffectiveDate	Jun. 28, 2023
Expense Narrative	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. Investors may also pay commissions or other fees to their financial intermediary, which are not reflected below.  You may qualify for a reduced sales charge on purchases of Class A shares if you invest, or agree to invest over a 13-month period, at least $50,000 in Eaton Vance funds. Certain financial intermediaries also may offer variations in Fund sales charges to their customers as described in Appendix A – Financial Intermediary Sales Charge Variations in this Prospectus. More information about these and other discounts is available from your financial intermediary and in Sales Charges beginning on page 28 of this Prospectus and page 23 of the Fund’s Statement of Additional Information.

Shareholder Fees Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)
Expense Breakpoint Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for a reduced sales charge on purchases of Class A shares if you invest, or agree to invest over a 13-month period, at least $50,000 in Eaton Vance funds. Certain financial intermediaries also may offer variations in Fund sales charges to their customers as described in Appendix A – Financial Intermediary Sales Charge Variations in this Prospectus. More information about these and other discounts is available from your financial intermediary and in Sales Charges beginning on page 28 of this Prospectus and page 23 of the Fund’s Statement of Additional Information.
Expense Breakpoint, Minimum Investment Required	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example	rr_ExpenseExampleHeading	Example.
Expense Example Narrative	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that the operating expenses remain the same and that any expense reimbursement arrangement remains in place for the contractual period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Parametric Emerging Markets Fund | Class A
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.25%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses(1)	rr_OtherExpensesOverAssets	0.40%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.65%
Expense Reimbursement(2)	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)	[3]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	1.50%
1 Year	rr_ExpenseExampleYear01	$ 670
3 Years	rr_ExpenseExampleYear03	1,004
5 Years	rr_ExpenseExampleYear05	1,362
10 Years	rr_ExpenseExampleYear10	2,365
1 Year	rr_ExpenseExampleNoRedemptionYear01	670
3 Years	rr_ExpenseExampleNoRedemptionYear03	1,004
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,362
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,365
Parametric Emerging Markets Fund | Class C
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses(1)	rr_OtherExpensesOverAssets	0.40%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.40%
Expense Reimbursement(2)	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)	[3]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	2.25%
1 Year	rr_ExpenseExampleYear01	$ 328
3 Years	rr_ExpenseExampleYear03	734
5 Years	rr_ExpenseExampleYear05	1,267
10 Years	rr_ExpenseExampleYear10	2,539
1 Year	rr_ExpenseExampleNoRedemptionYear01	228
3 Years	rr_ExpenseExampleNoRedemptionYear03	734
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,267
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,539
Parametric Emerging Markets Fund | Class I
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses(1)	rr_OtherExpensesOverAssets	0.40%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.40%
Expense Reimbursement(2)	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)	[3]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	1.25%
1 Year	rr_ExpenseExampleYear01	$ 127
3 Years	rr_ExpenseExampleYear03	428
5 Years	rr_ExpenseExampleYear05	752
10 Years	rr_ExpenseExampleYear10	1,667
1 Year	rr_ExpenseExampleNoRedemptionYear01	127
3 Years	rr_ExpenseExampleNoRedemptionYear03	428
5 Years	rr_ExpenseExampleNoRedemptionYear05	752
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,667
Parametric Emerging Markets Fund | Class R6
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses(1)	rr_OtherExpensesOverAssets	0.33%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.33%
Expense Reimbursement(2)	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)	[3]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	1.18%
1 Year	rr_ExpenseExampleYear01	$ 120
3 Years	rr_ExpenseExampleYear03	407
5 Years	rr_ExpenseExampleYear05	714
10 Years	rr_ExpenseExampleYear10	1,588
1 Year	rr_ExpenseExampleNoRedemptionYear01	120
3 Years	rr_ExpenseExampleNoRedemptionYear03	407
5 Years	rr_ExpenseExampleNoRedemptionYear05	714
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,588

[1]	Class A shares purchased at net asset value in amounts of $1 million or more are subject to a 1.00% contingent deferred sales charge if redeemed within 12 months of purchase.
[2]	Includes interest expense of 0.01%.
[3]	The investment adviser and administrator and sub-adviser have agreed to reimburse the Fund’s expenses to the extent that Total Annual Fund Operating Expenses exceed 1.49% for Class A shares, 2.24% for Class C shares, 1.24% for Class I shares and 1.17% for Class R6 shares. This expense reimbursement will continue through May 31, 2025. Any amendment to or termination of this reimbursement would require approval of the Board of Trustees. The expense reimbursement relates to ordinary operating expenses only and does not include expenses such as: brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs (including borrowing costs of any acquired funds), taxes or litigation expenses. Amounts reimbursed may be recouped by the investment adviser and administrator and sub-adviser during the same fiscal year to the extent actual expenses are less than any contractual expense cap in place during such year. Pursuant to this arrangement, the investment adviser, administrator and sub-adviser may recoup from the Fund any reimbursed expenses during the same fiscal year if such recoupment does not cause the Fund’s Total Annual Operating Expenses after such recoupment to exceed (i) the expense limit in effect at the time of reimbursement; or (ii) the expense limit in effect at the time of recoupment.